Long-Term Debt - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended			6 Months Ended			12 Months Ended			78 Months Ended	84 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended	6 Months Ended	1 Months Ended				1 Months Ended		12 Months Ended	1 Months Ended			1 Months Ended										1 Months Ended					1 Months Ended
	May 31, 2011	Jun. 30, 2013		Jun. 30, 2012	Jun. 30, 2013		Jun. 30, 2012	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013	Jun. 30, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Jun. 30, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Jun. 18, 2010 Series C Convertible Preferred Stock [Member]	May 14, 2010 Series C Convertible Preferred Stock [Member]	Dec. 31, 2010 Series C Convertible Preferred Stock [Member]	Dec. 31, 2006 Series A-1 convertible preferred stock [Member]	Dec. 31, 2012 Term Loan [Member]	Dec. 20, 2012 Term Loan [Member] Tranches	May 31, 2011 Term Loan [Member] Installment Tranches	Jun. 30, 2013 Term Loan [Member]	May 31, 2011 Term Loan [Member] First Tranche [Member]	Dec. 31, 2011 Term Loan [Member] Second Tranche [Member]	Dec. 31, 2012 Term Loan [Member] Second Tranche [Member]	May 31, 2011 Term Loan [Member] Series C Convertible Preferred Stock [Member]	Feb. 28, 2013 2012 Term B Loan [Member]	Dec. 20, 2012 2012 Term B Loan [Member]	Feb. 28, 2013 2012 Term B Loan [Member] Debt Issuance [Member] Installment	Dec. 20, 2012 2012 Term B Loan [Member] First Tranche [Member]	Feb. 28, 2013 2012 Term B Loan [Member] Second Tranche [Member]	Dec. 31, 2012 2012 Term B Loan [Member] Second Tranche [Member] Installment	Feb. 28, 2013 2012 Term B Loan [Member] Second Tranche [Member] Debt Issuance [Member]	Feb. 28, 2013 2012 Term B Loan [Member] Series C Convertible Preferred Stock [Member] Second Tranche [Member]	Feb. 28, 2013 2012 Term B Loan [Member] Series C Convertible Preferred Stock [Member] Second Tranche [Member] Debt Issuance [Member]	Feb. 28, 2013 2012 Term B Loan [Member] Series C Convertible Preferred Stock [Member] Second Tranche [Member] Subsequent Events [Member]	Dec. 20, 2012 2012 Term A Loan [Member]	Feb. 28, 2013 2012 Term A Loan [Member] Debt Issuance [Member]	Dec. 31, 2012 2012 Term A Loan [Member] First Tranche [Member] Installment	Dec. 20, 2012 2012 Term A Loan [Member] First Tranche [Member]	Dec. 31, 2012 2012 Term A Loan [Member] Series C Convertible Preferred Stock [Member] First Tranche [Member]	Jun. 30, 2013 Term A Loan [Member]	Jun. 30, 2013 Term B Loan [Member]	Oct. 31, 2007 Equipment Term Loan [Member]	Oct. 31, 2007 Equipment Term Loan [Member] Series A-1 convertible preferred stock [Member]
Debt Instrument [Line Items]
Debt, borrowing capacity																									$ 8,000,000																							$ 1,600,000
Debt, number of tranches																								2	2
Debt, borrowing					3,000,000			6,200,000		8,000,000	15,750,000	18,750,000															1,500,000	6,500,000	3,000,000					6,200,000	3,000,000		3,000,000							6,200,000
Debt, stated interest rate																									10.00%						9.00%	9.00%	9.00%								9.00%	9.00%
Debt, stated interest rate at maturity date																									2.75%								2.90%		2.90%	2.90%							2.90%
Debt, maturity date																									Nov. 01, 2014											May 01, 2016							Mar. 01, 2016
Debt, number of installments																									33											33							33
Warrant to purchase shares of stock, term																														10 years								10 years	10 years	10 years					10 years				10 years
Warrant to purchase shares of stock, shares																														1,555,815								233,372	233,372	233,372					964,605				32,000
Warrant to purchase shares of stock, shares, exercise price per share																														0.2571								0.2571	0.2571	0.2571					0.2571				1.00
Debt, additional borrowing capacity																																9,200,000
Stock issued upon immediate exercise of warrant																			1,361,337	174,056,785	175,418,122	10,040,000																233,372	233,372	233,372
Interest payment period																							6 months
Warrants issued					115,000			241,000		302,000	569,000	684,000
Risk-free interest rate					1.89%
Dividend yield					0.00%			0.00%		0.00%
Expected volatility rate					59.00%			67.00%		64.00%
Expected life					10 years								5 years	6 years	6 years	10 years	6 years 1 month 6 days	6 years 1 month 6 days
Warrants exercisable, shares																										53,648																				33,262	16,094
Warrants exercisable, exercise price		$ 4.52	[1]		$ 4.52	[1]		$ 1.67	[2]		$ 1.67 [2]	$ 4.52 [1]														$ 7.46																				$ 7.46	$ 7.46
Risk-free interest rate, Minimum					0.67%			0.85%		1.21%
Risk-free interest rate, Maximum					1.84%			1.21%		2.41%
Stock price		$ 7.00			$ 7.00							$ 7.00
Fair value of warrants					462,000							462,000
Other income		263,000		(105,000)	263,000		(105,000)	(63,000)		22,000	(4,630,000)	(4,367,000)
Debt, term																																																36 months
Debt, interest rate over prime rate																																																1.00%
Fair value of warrants	$ 302,000

[1]	This represents the number of vested stock options as of June 30, 2013, plus the number of unvested stock options that the Company estimated as of June 30, 2013 would vest, based on the unvested stock options at June 30, 2013, as adjusted for the estimated forfeiture rate of 2%.
[2]	This represents the number of vested options as of December 31, 2012, plus the number of unvested options that the Company estimated as of December 31, 2012 would vest, based on the unvested options at December 31, 2012, as adjusted for the estimated forfeiture rate of 3%.